Profit from Operations - Summary of Other Operating Expenses (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Line Items]
Research and development expenses (excluding employee benefit costs and depreciation)	£ 105,000,000	£ 80,000,000	£ 53,000,000
Exchange differences	(15,000,000)	(6,000,000)	(2,000,000)
Hedge ineffectiveness within operating profit	(8,000,000)
Minimum lease payments	690,000,000
Total audit fees expense	15,300,000	17,800,000	9,200,000
Fees payable for other services	100,000	200,000	1,500,000
Property, Plant and Equipment
Other Operating Expenses [Line Items]
Minimum lease payments	61,000,000	41,000,000	20,000,000
Property
Other Operating Expenses [Line Items]
Minimum lease payments	110,000,000	85,000,000	51,000,000
KPMG LLP | Parent Company and Group Audit
Other Operating Expenses [Line Items]
Total audit fees expense	6,300,000	6,300,000	2,000,000
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	15,100,000	17,600,000	9,200,000
Fees payable for other services	10,100,000	12,300,000	2,200,000
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	9,400,000	8,000,000	200,000
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	300,000	4,100,000	100,000
KPMG LLP Firms and Associates | Tax Advisory Services
Other Operating Expenses [Line Items]
Fees payable for other services			200,000
KPMG LLP Firms and Associates | Tax Compliance
Other Operating Expenses [Line Items]
Fees payable for other services		200,000	300,000
KPMG LLP Firms and Associates | Audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	400,000
KPMG LLP Firms and Associates | Other Non Audit Services
Other Operating Expenses [Line Items]
Fees payable for other services			1,400,000
KPMG LLP Firms and Associates | Local Statutory and Group Reporting Audits
Other Operating Expenses [Line Items]
Total audit fees expense	8,800,000	11,300,000	£ 7,200,000
Other Firms
Other Operating Expenses [Line Items]
Total audit fees expense	£ 200,000	£ 200,000